PIMCO Funds

Supplement dated November 8, 2019 to the

International Bond Funds Prospectus dated July 31, 2019, as supplemented from time to time

(the “Prospectus”), and to the Statement of Additional Information dated July 31, 2019,

as supplemented from time to time (the “SAI”)

Disclosure Related to I-2 Shares of PIMCO Global Advantage® Strategy Bond Fund (the “Fund”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for I-2 Shares of the Fund pursuant to which I-2 shares of the Fund will be liquidated (the “Liquidation”) on or about February 7, 2020 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective January 13, 2020, the Fund will no longer sell I-2 shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into I-2 shares of the Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidation, any I-2 share of the Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its I-2 shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all I-2 shareholders of record of the Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidation pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, I-2 shareholders of the Fund may redeem their I-2 shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their I-2 shares for I-2 shares of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the same Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus and “Distribution of Trust Shares – Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable I-2 shareholders, the automatic redemption of I-2 shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, an I-2 shareholder may voluntarily redeem his or her I-2 shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement dated November 8, 2019 to the Equity-Related Strategy Funds Prospectus dated July 31, 2019,

as supplemented from time to time (the “Prospectus”),

and to the Statement of Additional Information dated July 31, 2019,

as supplemented from time to time (the “SAI”)

Disclosure Related to I-2 Shares of the PIMCO RAE Fundamental Advantage

PLUS Fund (the “Fund”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for I-2 shares of the Fund pursuant to which I-2 shares of the Fund will be liquidated (the “Liquidation”) on or about February 7, 2020 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective January 13, 2020, the Fund will no longer sell I-2 shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into I-2 shares of the Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidation, any I-2 share of the Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its I-2 shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all I-2 shareholders of record of the Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidation pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, I-2 shareholders of the Fund may redeem their I-2 shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their I-2 Fund shares for I-2 shares of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus and “Distribution of Trust Shares – Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable I-2 shareholders, the automatic redemption of I-2 shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, an I-2 shareholder may voluntarily redeem his or her I-2 shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_110819

PIMCO Funds

Supplement dated November 8, 2019 to the Quantitative Strategies Prospectus dated July 31, 2019,

as supplemented from time to time (the “Prospectus”),

and to the Statement of Additional Information dated July 31, 2019,

as supplemented from time to time (the “SAI”)

Disclosure Related to Class C Shares of the PIMCO TRENDS Managed Futures

Strategy Fund (the “Fund”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Class C shares of the Fund pursuant to which Class C shares of the Fund will be liquidated (the “Liquidation”) on or about February 7, 2020 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective January 13, 2020, the Fund will no longer sell Class C shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into Class C shares of the Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidation, any Class C share of the Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its Class C shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Class C shareholders of record of the Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidation pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, Class C shareholders of the Fund may redeem their Class C shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their Class C Fund shares for Class C shares of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, or for another share class of the Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus and “Distribution of Trust Shares – Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable Class C shareholders, the automatic redemption of Class C shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a Class C shareholder may voluntarily redeem his or her Class C shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP3_110819

PIMCO Funds

Supplement dated November 8, 2019 to the Equity-Related Strategy Funds Prospectus

dated July 31, 2019, as supplemented from time to time (the “Prospectus”); and to the Statement of

Additional Information dated July 31, 2019, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low

Volatility PLUS Fund, and PIMCO RAE Low Volatility PLUS International Fund (each, a “Fund,”

and collectively, the “Funds”)

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for the Funds pursuant to which the Funds will be liquidated (the “Liquidations”) on or about February 7, 2020 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective January 13, 2020, the Funds will no longer sell shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into the Funds from other funds of the Trust or funds of PIMCO Equity Series. The Funds may deviate from their investment objectives at any time prior to the Liquidation Date.

Mechanics. In connection with the Liquidations, any shares of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities, including certain operational costs of liquidating the Fund. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all shareholders of record of such Fund at the time of the Liquidation. Additionally, each Fund must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final Liquidation distribution. Pacific Investment Management Company LLC (“PIMCO”), investment adviser to the Funds, intends to distribute substantially all of each Fund’s net investment income prior to the Liquidations. PIMCO will bear all operational expenses associated with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of a Fund may redeem their shares of such Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their shares of a Fund for shares of the same class of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, as described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus.

U.S. Federal Income Tax Matters. Although the Liquidations are not expected to be taxable events for the Funds, for taxable shareholders, the automatic redemption of shares of a Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP4_110819

PIMCO Funds

Supplement Dated November 8, 2019 to the Credit Bond Funds Prospectus

dated July 31, 2019, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO High Yield Fund and the PIMCO High Yield Spectrum Fund

PIMCO High Yield Fund

Effective January 31, 2020, the first two sentences of the first paragraph of the “Principal Investment Strategies” section of the PIMCO High Yield Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced by the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index.

PIMCO High Yield Spectrum Fund

Effective January 31, 2020, the first five sentences of the first paragraph of the “Principal Investment Strategies” section of the PIMCO High Yield Spectrum Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced by the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in high yield investments (“junk bonds”), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index (the “Benchmark”). The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the Benchmark, as calculated by PIMCO, which as of May 31, 2019 was 3.26 years.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP5_110819

PIMCO Funds

Supplement Dated November 8, 2019 to the Statement of Additional Information,

dated July 31, 2019, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO High Yield Fund and the PIMCO High Yield Spectrum Fund

Effective January 31, 2020, the second to last paragraph immediately preceding the “Non-Fundamental Investment Restrictions – Currency Hedging” section of the SAI is deleted in its entirety and replaced by the following:

In addition, for purposes of a Fund’s investment policy adopted pursuant to Rule 35d-1 under the 1940 Act, the Fund will count derivative instruments at market value. Further, for purposes of the investment policy adopted pursuant to Rule 35d-1 under the 1940 Act for Non-fundamental Investment Policy 4 above, each of the PIMCO High Yield Fund and PIMCO High Yield Spectrum Fund will include securities comprising its benchmark index as “high yield investments” even if the highest rating of the security is an investment grade rating.

In addition, effective January 31, 2020, the sixth to last paragraph immediately preceding the “Management of the Trust” section of the SAI is deleted in its entirety and replaced by the following:

Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and elsewhere in this Statement of Additional Information or in the Prospectuses) apply only at the time of investment. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment. Other than with respect to securities comprising the benchmark index for each of the PIMCO High Yield Fund and PIMCO High Yield Spectrum Fund, in the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the PIMCO Government Money Market Fund, a First Tier Security (as defined in Rule 2a-7 under the 1940 Act) rated in the highest short-term category by three or more rating agencies at the time of purchase that subsequently receives a rating below the highest rating category from one of those rating agencies or a different rating agency may continue to be considered a First Tier Security.

Investors Should Retain This Supplement For Future Reference

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